INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

The local (United States) and foreign components of loss before income taxes were comprised of the following for the period ended March 31, 2022, March 31, 2021 and December 31, 2021, December 31, 2020:

	For the period ended March 31, 2022	For the period ended March 31, 2021		For the year ended December 31, 2021	For the year ended December 31, 2020
Tax jurisdictions from:
- Local	$-	$		$(87,800)	$(18,031)
- Foreign, representing Labuan	$(1,433)		$(42)	$20,070	$(87)
Malaysia	(22,852)		10,580	7,246	(240)
Profit/(loss) before income tax	$(24,285)		$10,538	$(60,484)	$(18,358)

The provision for income taxes consisted of the following:

	For the period ended March 31, 2022	For the period ended March 31, 2021	For the year ended December 31, 2021	For the year ended December 31, 2020
Current
- Local	$-	$-	$-	$-
- Foreign, representing
- Labuan	$-	$-	$4,796	$-
- Malaysia	$-	$-	$-	$-
Deferred
- Local	$-	$-	$-	$-
- Foreign, representing
- Labuan	$-	$-	$-	$-
- Malaysia	$-	$-	$-	$-
Income tax expenses	$-	$-	$4,796	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America.

Malaysia

Under the current laws of the Labuan, Simson Wellness Tech. Corp. is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 24% of net audited profit.

Simson Wellness Sdn Bhd. is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range of 17% to 24% on its assessable income. Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income.

8. INCOME TAXES

For the year/period ended December 31, 2021 and December 31, 2020, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the year ended December 31, 2021	For the period ended December 31, 2020

Tax jurisdictions from:
- Local	$(87,800)	$(18,031)
- Foreign, representing
Labuan	20,070	(87)
Malaysia	7,246	(240)
Loss before income tax	$(60,484)	$(18,358)

The provision for income taxes consisted of the following:

	For the year ended December 31, 2021	For the period ended December 31, 2020

Current:
- Local	$-	$-
- Foreign, representing
- Labuan	$4,796	$-
- Malaysia	$-	$-
-Income tax expense	$4,796	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiaries that operate in various countries: United States, Labuan and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2021, the operations in the United States of America incurred $83,638 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2040, if unutilized. The Company has not provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

Under the current laws of the Labuan, Simson Wellness Tech. Corp. is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 24% of net audited profit.

Simson Wellness Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range of 17% to 24% on its assessable income. Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR 2.5 million or less, and with annual business income of not more than MYR 50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR 600,000 (2020: MYR 600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2021 and December 31, 2020 :

	As of December 31, 2021	As of December 31, 2020
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$17,564	$3,786
-Malaysia	-	41
	$17,564	$3,827
Less: valuation allowance	(17,564)	(3,827)
Deferred tax assets	$-	$-